SEGMENT INFORMATION (Schedule of Segment Results by Geographical Area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		$ (12,204)	$ (12,355)	$ (11,037)
Restructuring cost		(4,181)
Impairment charges		(1,408)	(11,105)	(5,839)
Result after impairment		(17,793)	(23,460)	(16,876)
Unallocated expenses	[1]	(3,372)	(3,585)	(2,473)
Operating loss		(21,165)	(27,045)	(19,349)
Net financing expense (Note 6)		(9,565)	(9,882)	(24,431)
Profit/Loss before taxes		(30,730)	(36,927)	(43,780)
Income tax credit (Note 7)		486	59	194
Profit/Loss for the year on continuing operations		(31,216)	(36,868)	(43,586)
Profit/loss for the year on discontinued operations (Note 8)		(573)	12,850	2,577
Loss for the year		(31,789)	(24,018)	(41,009)
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		(2,503)	(4,365)	(5,892)
Restructuring cost		(2,025)
Impairment charges		(612)	(11,105)	(2,331)
Result after impairment		(5,140)	(15,470)	(8,223)
Profit/Loss before taxes		(13,119)	(23,901)	(21,393)
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		(9,386)	(7,886)	(5,112)
Restructuring cost		(2,156)
Impairment charges		(796)	0	(3,508)
Result after impairment		(12,338)	(7,886)	(8,620)
Profit/Loss before taxes		(17,296)	(12,922)	(22,354)
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		(315)	(104)	(33)
Impairment charges		0	0	0
Result after impairment		$ (315)	$ (104)	$ (33)

[1]	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.